NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Transactions with Total (Details) - Affiliated entity - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenue	$ 225,900	$ 231,200	$ 426,500
TotalEnergies
Related Party Transaction [Line Items]
Accounts receivable	821	1,273
Accounts payable	0	3,100
Contract liabilities, current portion	31,069	9,405
Contract liabilities, net of current portion	23,840	33,066
Refund liabilities (Note 6)	22,566	0
Revenue	14,733	73,599	33,371
Debentures due 2023
Related Party Transaction [Line Items]
Stated percentage				4.00%
Interest expense incurred on the 4.00% debentures acquired by Total		11,300	17,000
Debentures due 2023 | TotalEnergies
Related Party Transaction [Line Items]
Interest expense incurred on the 4.00% debentures acquired by Total	$ 0	$ 2,667	$ 4,000